Condensed financial information of the Company - Condensed cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Condensed Income Statements, Captions [Line Items]
Net cash provided by operating activities	$ 10,754,484	$ 11,480,117	$ 20,292,760	$ 16,952,108
Net cash used in investing activities	(20,864,698)	(10,401,263)	(15,746,284)	(15,073,518)
Net cash provided by financing activities	13,243,554		0	0
Net cash inflow	5,521,646	$ 1,569,431	$ 5,466,216	$ 848,296
Parent company | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Net cash provided by operating activities	(2,506,846)
Net cash used in investing activities	(8,000,000)
Net cash provided by financing activities	13,243,554
Net cash inflow	$ 2,736,708